Financial Instruments - Summary of Company's Cash Equivalents and Post Fixed Financing (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 75.2
Loans and financing	$ 512.3
Cash equivalents and financial investments	100.00%
Loans and financing	12.72%
With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 75.2
Loans and financing	$ 223.2
Cash equivalents and financial investments	100.00%
Loans and financing	5.54%
CDI [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 75.2
Cash equivalents and financial investments	100.00%
CDI [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 75.2
Loans and financing	$ 3.7
Cash equivalents and financial investments	100.00%
Loans and financing	0.72%
CDI [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 75.2
Loans and financing	$ 17.5
Cash equivalents and financial investments	100.00%
Loans and financing	7.84%
Loans And Financing [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 512.3
Loans and financing	100.00%
Loans And Financing [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 223.2
Loans and financing	100.00%
Libor [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 480.5
Loans and financing	93.79%
Libor [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 177.5
Loans and financing	79.53%
TJLP [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 0.2
Loans and financing	0.04%
TJLP [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 0.2
Loans and financing	0.09%
SIFMA [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 21.5
Loans and financing	4.20%
SIFMA [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 21.5
Loans and financing	9.63%
IPCA [Member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 0.6
Loans and financing	0.12%
IPCA [Member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 0.6
Loans and financing	0.27%
Euro Interbank Offer Rate [Member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 5.8
Loans and financing	1.13%
Euro Interbank Offer Rate [Member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 5.9
Loans and financing	2.64%